Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Empower Conservative Profile Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Class L/MXIPX)
Account Value	$ 14,042.01	$ 13,399.09	$ 12,402.96	$ 13,804.46	$ 13,013.26	$ 12,057.13	$ 10,840.79	$ 11,213.07	$ 10,474.61	$ 9,884.50		$ 10,000
Empower Conservative Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Institutional Class/MXKVX)
Account Value	$ 14,641.30	13,879.87	12,779.57	14,145.01	13,264.26	12,210.50	10,914.90	11,228.17	10,422.51	9,771.71	$ 10,000
Empower Conservative Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Investor Class/MXCPX)
Account Value	$ 14,397.45	13,700.38	12,656.39	14,052.12	13,213.09	12,210.60	10,947.28	11,303.34	10,525.50	9,905.43		10,000
Empower Moderately Conservative Profile Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Class L/MXHPX)
Account Value	$ 15,554.60	14,635.98	13,352.17	15,004.22	13,780.51	12,624.14	11,060.22	11,627.65	10,594.67	9,896.94		10,000
Empower Moderately Conservative Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)
Account Value	$ 16,156.86	15,128.07	13,710.82	15,316.68	13,990.39	12,717.38	11,077.86	11,581.66	10,483.04	9,741.69	10,000
Empower Moderately Conservative Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)
Account Value	$ 15,947.16	14,981.07	13,632.03	15,285.26	14,006.47	12,783.12	11,169.18	11,723.71	10,651.14	9,918.18		10,000
Empower Moderate Profile Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Class L/MXGPX)
Account Value	$ 17,284.27	16,060.39	14,385.70	16,376.95	14,679.95	13,221.60	11,278.35	12,055.95	10,710.69	9,904.47		10,000
Empower Moderate Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Institutional Class/MXITX)
Account Value	$ 17,857.04	16,480.88	14,689.30	16,609.56	14,810.13	13,265.97	11,242.35	11,948.51	10,546.83	9,705.38	10,000
Empower Moderate Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Investor Class/MXMPX)
Account Value	$ 17,727.90	16,422.75	14,672.21	16,677.03	14,892.87	13,386.85	11,391.12	12,157.02	10,764.14	9,934.60		10,000
Empower Moderately Aggressive Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)
Account Value	$ 19,270.93	17,569.39	15,405.86	17,661.62	15,406.15	13,735.87	11,385.84	12,282.46	10,599.29	9,677.95	10,000
Empower Moderately Aggressive Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)
Account Value	$ 19,194.85	17,554.58	15,452.68	17,780.44	15,562.75	13,926.40	11,571.58	12,526.07	10,852.60	9,935.55		10,000
Empower Aggressive Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Aggressive Profile Fund (Institutional Class/MXGTX)
Account Value	$ 22,314.14	19,849.97	16,932.62	19,876.28	16,588.45	14,741.36	11,651.40	12,979.17	10,706.24	9,616.67	10,000
Empower Aggressive Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Aggressive Profile Fund (Investor Class/MXAPX)
Account Value	$ 22,341.98	19,958.88	17,067.59	20,118.80	16,837.22	15,034.58	11,922.74	13,308.12	11,033.09	9,936.14		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,431.77	11,290.61	10,699.08	12,299.22	12,491.85	11,619.61	10,687.97	10,686.76	10,321.20	10,055.00	10,000	10,000
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Account Value	$ 33,155.64	26,790.36	21,239.15	26,234.33	20,706.54	17,138.45	13,080.89	13,807.99	11,412.52	10,066.59	10,000	10,000
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 15,140.36	14,196.61	12,867.02	14,561.91	13,678.89	12,639.35	11,178.47	11,352.85	10,571.57	10,098.64	10,000	10,000
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 17,222.25	15,838.23	14,011.39	16,077.14	14,661.05	13,316.06	11,457.83	11,787.96	10,687.30	10,094.98	10,000	10,000
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 19,506.07	17,594.47	15,195.62	17,691.67	15,663.96	14,006.73	11,729.43	12,230.44	10,796.30	10,087.38	10,000	10,000
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 21,002.37	18,631.60	15,764.23	18,595.12	16,055.15	14,178.95	11,602.11	12,243.62	10,560.82	9,775.52	10,000	10,000
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 25,556.14	$ 21,915.66	$ 17,786.08	$ 21,608.67	$ 17,698.04	$ 15,303.55	$ 11,948.06	$ 12,938.96	$ 10,647.51	$ 9,678.12	$ 10,000	$ 10,000